Document and Entity Information	May 31, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001710072
Document Type	8-K
Document Period End Date	May 31, 2026
Entity Registrant Name	Edgewise Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40236
Entity Tax Identification Number	82-1725586
Entity Address, Address Line One	1715 38th St.
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80301
City Area Code	(720)
Local Phone Number	262-7002
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	EWTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false